Statement of Cash Flows	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Statement of Cash Flows
29.	STATEMENT OF CASH-FLOWS

Changes in non-cash operating elements of working capital

	Year Ended December 31,
	2017	2016
	$000’s	$000’s
Accounts receivable	(6,708)	(15,262)
Prepaid expenses	(6,243)	5,065
Accounts payable and accrued liabilities	6,931	(26,349)
Provisions	2,666	4,174
Other	(447)	353
Total	(3,801)	(32,019)

Changes in liabilities arising from financing activities

The table below details changes in the Corporation’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those which cash flows were, or future cash flows will be, classified in the Corporation’s consolidated statement of cash flows as net cash flows from financing activities.

	January 1, 2017	Financing cash flows	The effect of changes in foreign exchange rates	Other changes	December 31, 2017
	$000’s	$000’s	$000’s	$000’s	$000’s
Settlement of margin	7,397	(7,602)	205	—	—
Deferred Consideration	195,506	(197,510)	—	2,004	—
Long-term debt	2,428,579	(144,632)	56,371	18,252	2,358,570
Balance – December 31, 2017	2,631,482	(349,744)	56,576	20,256	2,358,570